Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Six Circles Trust
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
Supplement dated November 1, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
On October 28, 2021, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of the Pacific Investment Management Company LLC (“PIMCO”) Asia High Yield investment strategy as an additional investment strategy for the Fund effective October 28, 2021 (the “Effective Date”). PIMCO is currently a sub‑adviser to the Fund, but will now also utilize its Asia High Yield investment strategy for Fund assets allocated to the Asia High Yield sleeve of the Fund by J.P. Morgan Private Investments Inc., the adviser to the Fund.
On the Effective Date, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the end of the “More About the Fund – SIX CIRCLES CREDIT OPPORTUNITIES FUND (“CREDIT OPPORTUNITIES FUND”) – Principal Investment Strategies” section of the Prospectus, relating to PIMCO:
PIMCO – Asia High Yield
With respect to the portion of the Fund allocated to PIMCO’s Asia High Yield Strategy, PIMCO invests in a combination of fixed income instruments of issuers that are economically tied to Asia ex‑Japan countries and related derivatives on such securities. PIMCO will utilize a credit (i.e., fixed income) strategy that seeks to deploy PIMCO’s total return investment approach. This total return investment approach includes both top‑down and bottom‑up decision making inputs to help PIMCO to identify multiple sources of value. Top‑down strategies focus on both short-term and longer-term global macroeconomic considerations and forces likely to influence the global economy and financial markets (such as interest rates and the rate of inflation) and provide context for regional and sector selection. Bottom‑up strategies drive the security selection process by analyzing individual securities and are key to PIMCO’s ability to select what PIMCO considers to be undervalued securities in the fixed income market.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
AND PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
SUPP‑6C‑2021‑16

Six Circles Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
Supplement dated November 1, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
On October 28, 2021, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of the Pacific Investment Management Company LLC (“PIMCO”) Asia High Yield investment strategy as an additional investment strategy for the Fund effective October 28, 2021 (the “Effective Date”). PIMCO is currently a sub‑adviser to the Fund, but will now also utilize its Asia High Yield investment strategy for Fund assets allocated to the Asia High Yield sleeve of the Fund by J.P. Morgan Private Investments Inc., the adviser to the Fund.
On the Effective Date, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the end of the “More About the Fund – SIX CIRCLES CREDIT OPPORTUNITIES FUND (“CREDIT OPPORTUNITIES FUND”) – Principal Investment Strategies” section of the Prospectus, relating to PIMCO:
PIMCO – Asia High Yield
With respect to the portion of the Fund allocated to PIMCO’s Asia High Yield Strategy, PIMCO invests in a combination of fixed income instruments of issuers that are economically tied to Asia ex‑Japan countries and related derivatives on such securities. PIMCO will utilize a credit (i.e., fixed income) strategy that seeks to deploy PIMCO’s total return investment approach. This total return investment approach includes both top‑down and bottom‑up decision making inputs to help PIMCO to identify multiple sources of value. Top‑down strategies focus on both short-term and longer-term global macroeconomic considerations and forces likely to influence the global economy and financial markets (such as interest rates and the rate of inflation) and provide context for regional and sector selection. Bottom‑up strategies drive the security selection process by analyzing individual securities and are key to PIMCO’s ability to select what PIMCO considers to be undervalued securities in the fixed income market.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
AND PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
SUPP‑6C‑2021‑16